Reserves (Tables)	12 Months Ended
Dec. 31, 2017
Insurance [Abstract]
Schedule of Most Significant Claims and Benefits Payable
The following table provides a roll forward of the Company's beginning and ending claims and benefits payable balances. Claims and benefits payable is the liability for unpaid loss and loss adjustment expenses and is comprised of case and IBNR reserves.
Since unpaid loss and loss adjustment expenses are estimates, the Company's actual losses incurred may be more or less than the Company's previously developed estimates, which is referred to as either unfavorable or favorable development.

	Years Ended December 31,
	2017	2016	2015
Claims and benefits payable, at beginning of year	$1,412.9	$1,719.9	$1,717.9
Less: Reinsurance ceded and other	(1,401.8)	(384.3)	(344.7)
Net claims and benefits payable, at beginning of year	11.1	1,335.6	1,373.2
Incurred losses and loss adjustment expenses related to:
Current year	32.0	181.6	721.0
Prior year's interest	—	9.4	56.7
Prior years	(0.1)	(40.4)	(35.0)
Total incurred losses and loss adjustment expenses	31.9	150.6	742.7
Paid losses and loss adjustment expenses related to:
Current year	29.0	177.2	444.6
Prior years	3.0	1,297.9	335.7
Total paid losses and loss adjustment expenses	32.0	1,475.1	780.3
Net claims and benefits payable, at end of year	11.0	11.1	1,335.6
Plus: Reinsurance ceded and other	1,255.1	1,401.8	384.3
Claims and benefits payable, at end of year	$1,266.1	$1,412.9	$1,719.9